Norway Acquisition - Schedule of allocation of the total purchase price to the net assets acquired (Details) - 1 months ended May 31, 2018 - Norway Acquisition [Member]	USD ($)	NOK (kr)	USD ($)
Consideration:
4,750,000 common shares at a value of $0.89 (C$1.14) per share:			$ 4,233,968
1,250,000 warrants exercisable at C1.24 for five years			715,041
Cash		kr 55,576,560	6,902,498
Transaction costs	$ 428,127
Total consideration			12,279,634
Net assets of Norway Acquisition:
Cash			25,193
Land development rights			15,002,728
Other receivables			2,794
Loans payable			(2,751,081)
Net assets acquired			$ 12,279,634